AB Bond Fund, Inc.

AB Total Return Bond Portfolio

Portfolio of Investments

July 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 23.4%
Industrial – 12.8%
Basic – 0.8%
Alpek SAB de CV 3.25%, 02/25/2031(a)	U.S.$	273	$277,146
4.25%, 09/18/2029(a)		203	221,524
GUSAP III LP 4.25%, 01/21/2030(a)		535	580,475
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		268	299,323
Inversiones CMPC SA 4.375%, 04/04/2027(a)		490	545,217
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(a)		225	235,659
Orbia Advance Corp. SAB de CV 4.00%, 10/04/2027(a)		350	383,162
Suzano Austria GmbH 3.75%, 01/15/2031		145	151,061

			2,693,567

Capital Goods – 0.1%
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		117	124,809

Communications - Media – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028		48	54,584
4.80%, 03/01/2050		129	151,656
5.125%, 07/01/2049		198	239,493
Discovery Communications LLC 4.65%, 05/15/2050		56	66,550
5.20%, 09/20/2047		178	225,254
5.30%, 05/15/2049		81	104,042
Fox Corp. 5.576%, 01/25/2049		407	561,815
Prosus NV 3.68%, 01/21/2030(a)		545	573,885
Tencent Holdings Ltd. 1.81%, 01/26/2026(a)		533	542,094
2.39%, 06/03/2030(a)		460	460,805
3.24%, 06/03/2050(a)		328	319,759
Weibo Corp. 3.375%, 07/08/2030		1,312	1,323,316

			4,623,253

Communications - Telecommunications – 0.3%
AT&T, Inc. 3.50%, 09/15/2053(a)		590	608,933
3.65%, 09/15/2059(a)		457	473,617

			1,082,550

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.9%
General Motors Co. 6.125%, 10/01/2025	U.S.$	196	$232,264
6.80%, 10/01/2027		279	354,958
General Motors Financial Co., Inc. 4.30%, 07/13/2025		135	149,691
5.25%, 03/01/2026		165	191,235
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)		1,078	1,153,956
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,120	1,245,294

			3,327,398

Consumer Cyclical - Other – 0.4%
Las Vegas Sands Corp. 3.90%, 08/08/2029		797	846,079
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		93	107,368
MDC Holdings, Inc. 6.00%, 01/15/2043		346	456,997

			1,410,444

Consumer Cyclical - Retailers – 0.6%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		811	915,205
InRetail Consumer 3.25%, 03/22/2028(a)		289	284,289
Ross Stores, Inc. 4.70%, 04/15/2027		893	1,041,917

			2,241,411

Consumer Non-Cyclical – 1.8%
Altria Group, Inc. 3.40%, 05/06/2030		750	807,832
4.80%, 02/14/2029		209	244,879
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049		945	1,326,704
BAT Capital Corp. 2.259%, 03/25/2028		1,125	1,133,865
2.726%, 03/25/2031		220	221,459
4.70%, 04/02/2027		480	546,317
Cencosud SA 5.15%, 02/12/2025(a)		683	754,715
Cigna Corp. 4.375%, 10/15/2028		399	469,372
CVS Health Corp. 4.30%, 03/25/2028		70	81,053
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		270	271,323
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		520	527,275

			6,384,794

	Principal Amount (000)		U.S. $ Value

Energy – 3.4%
BP Capital Markets America, Inc. 2.939%, 06/04/2051	U.S.$	1,201	$1,178,385
Cenovus Energy, Inc. 4.25%, 04/15/2027		42	47,032
4.40%, 04/15/2029		1,193	1,355,379
Chevron USA, Inc. 5.25%, 11/15/2043		553	767,680
Devon Energy Corp. 5.60%, 07/15/2041		457	570,825
Enbridge Energy Partners LP 7.375%, 10/15/2045		634	1,016,701
Energy Transfer LP 4.75%, 01/15/2026		1,138	1,284,210
6.25%, 04/15/2049		156	205,658
Eni SpA 4.25%, 05/09/2029(a)		850	979,506
Marathon Oil Corp. 6.80%, 03/15/2032		650	854,691
Marathon Petroleum Corp. 5.125%, 12/15/2026		255	301,056
6.50%, 03/01/2041		161	226,498
Oleoducto Central SA 4.00%, 07/14/2027(a)		429	441,377
ONEOK, Inc. 4.35%, 03/15/2029		425	484,300
5.20%, 07/15/2048		48	59,900
6.35%, 01/15/2031		217	282,337
Suncor Energy, Inc. 6.80%, 05/15/2038		534	778,770
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		237	242,096
TransCanada PipeLines Ltd. 6.10%, 06/01/2040		845	1,176,924

			12,253,325

Other Industrial – 0.2%
Alfa SAB de CV 5.25%, 03/25/2024(a)		530	575,315

Services – 0.8%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		1,149	1,134,005
Booking Holdings, Inc. 4.625%, 04/13/2030		925	1,115,208
Expedia Group, Inc. 4.625%, 08/01/2027		374	426,240
6.25%, 05/01/2025(a)		33	38,477
IHS Markit Ltd. 4.25%, 05/01/2029		147	171,646
4.75%, 08/01/2028		32	38,121

			2,923,697

	Principal Amount (000)		U.S. $ Value

Technology – 1.8%
Baidu, Inc. 3.425%, 04/07/2030	U.S.$	202	$220,443
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028		151	165,665
Broadcom, Inc. 4.11%, 09/15/2028		555	626,412
4.15%, 11/15/2030		1,073	1,217,952
5.00%, 04/15/2030		205	244,604
Dell International LLC/EMC Corp. 6.02%, 06/15/2026		469	564,559
Infor, Inc. 1.75%, 07/15/2025(a)		279	286,282
Micron Technology, Inc. 4.185%, 02/15/2027		992	1,127,388
Oracle Corp. 2.875%, 03/25/2031		525	555,124
3.95%, 03/25/2051		630	700,730
SK Hynix, Inc. 2.375%, 01/19/2031(a)		280	276,312
VeriSign, Inc. 2.70%, 06/15/2031		297	307,808

			6,293,279

Transportation - Airlines – 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		345	371,300
4.75%, 10/20/2028(a)		401	449,092

			820,392

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		213	223,033
5.875%, 07/05/2034(a)		177	207,940

			430,973

Transportation - Services – 0.1%
ENA Master Trust 4.00%, 05/19/2048(a)		457	463,369

			45,648,576

Financial Institutions – 10.3%
Banking – 6.7%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)		200	225,340
American Express Co. Series B 3.584% (LIBOR 3 Month + 3.43%), 11/15/2021(b) (c)		62	62,326
Series C 3.404% (LIBOR 3 Month + 3.29%), 09/15/2021(b) (c)		613	613,950

	Principal Amount (000)		U.S. $ Value

Banco de Credito del Peru 3.125%, 07/01/2030(a)	U.S.$	635	$618,172
Banco Santander SA 5.179%, 11/19/2025		1,000	1,145,800
Bank of America Corp. 2.299%, 07/21/2032		430	433,952
2.687%, 04/22/2032		626	653,732
Series DD 6.30%, 03/10/2026(b)		185	215,891
Series Z 6.50%, 10/23/2024(b)		289	326,535
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(b)		166	183,289
Barclays Bank PLC 6.86%, 06/15/2032(a) (b)		129	175,124
BNP Paribas SA 2.871%, 04/19/2032(a)		722	751,421
Capital One Financial Corp. Series E 3.935% (LIBOR 3 Month + 3.80%), 09/01/2021(b) (c)		808	808,339
CIT Group, Inc. 5.25%, 03/07/2025		383	432,166
CITIC Ltd. 2.85%, 02/25/2030(a)		317	328,055
Citigroup, Inc. 3.98%, 03/20/2030		334	381,204
4.075%, 04/23/2029		494	563,595
5.95%, 01/30/2023(b)		216	226,731
Series W 4.00%, 12/10/2025(b)		329	340,587
Credit Suisse Group AG 3.091%, 05/14/2032(a)		829	867,167
4.194%, 04/01/2031(a)		396	451,824
Deutsche Bank AG/New York NY 3.961%, 11/26/2025		265	287,355
Discover Bank 4.682%, 08/09/2028		250	265,675
Fifth Third Bancorp Series L 4.50%, 09/30/2025(b)		205	223,145
Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032		211	214,562
2.615%, 04/22/2032		715	741,405
HSBC Holdings PLC 4.041%, 03/13/2028		462	517,348
4.292%, 09/12/2026		536	598,187
6.375%, 03/30/2025(b)		547	606,092
ING Groep NV 2.727%, 04/01/2032		720	755,878
6.875%, 04/16/2022(a) (b)		425	440,262
JPMorgan Chase & Co. 2.58%, 04/22/2032		892	928,510

	Principal Amount (000)		U.S. $ Value

Series I 3.599% (LIBOR 3 Month + 3.47%), 10/30/2021(b) (c)	U.S.$	328	$329,164
Series V 3.465% (LIBOR 3 Month + 3.32%), 10/01/2021(b) (c)		161	160,997
Series Z 3.926% (LIBOR 3 Month + 3.80%), 11/01/2021(b) (c)		470	472,468
Morgan Stanley Series H 3.736% (LIBOR 3 Month + 3.61%), 10/15/2021(b) (c)		79	79,288
Natwest Group PLC 8.625%, 08/15/2021(b)		320	320,826
Series U 2.467% (LIBOR 3 Month + 2.32%), 09/30/2027(b) (c)		700	697,011
Santander Holdings USA, Inc. 4.40%, 07/13/2027		315	356,457
Standard Chartered PLC 1.639% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (b) (c)		400	387,216
4.30%, 02/19/2027(a)		446	494,511
5.20%, 01/26/2024(a)		350	383,352
7.50%, 04/02/2022(a) (b)		363	376,235
Truist Financial Corp. Series Q 5.10%, 03/01/2030(b)		692	796,305
UBS AG/Stamford CT 7.625%, 08/17/2022		620	663,549
UBS Group AG 7.00%, 02/19/2025(a) (b)		312	360,148
7.125%, 08/10/2021(a) (b)		578	578,728
UniCredit SpA 2.569%, 09/22/2026(a)		394	402,223
3.127%, 06/03/2032(a)		356	363,284
US Bancorp Series J 5.30%, 04/15/2027(b)		380	433,614
Wells Fargo & Co. 2.188%, 04/30/2026		542	564,807
Series BB 3.90%, 03/15/2026(b)		273	283,464

			23,887,266

Brokerage – 0.3%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(b)		568	633,684
Series I 4.00%, 06/01/2026(b)		469	490,780

			1,124,464

	Principal Amount (000)		U.S. $ Value

Finance – 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.50%, 07/15/2025	U.S.$	179	$209,652
Air Lease Corp. 2.875%, 01/15/2026		145	153,348
3.625%, 04/01/2027		34	36,973
Aircastle Ltd. 2.85%, 01/26/2028(a)		835	857,169
4.125%, 05/01/2024		152	162,641
4.25%, 06/15/2026		53	58,400
5.25%, 08/11/2025(a)		384	433,371
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		415	419,598
3.50%, 11/01/2027(a)		136	144,594
3.875%, 05/01/2023(a)		328	343,429
4.125%, 08/01/2025(a)		5	5,447
4.375%, 01/30/2024(a)		135	144,967
4.875%, 10/01/2025(a)		153	170,901
5.50%, 12/15/2024(a)		381	431,902
CDBL Funding 1 3.50%, 10/24/2027(a)		580	617,084
GE Capital European Funding Unlimited Co. 4.625%, 02/22/2027	EUR	150	222,440
GE Capital Funding LLC 4.40%, 05/15/2030	U.S.$	1,218	1,432,307
Huarong Finance 2017 Co., Ltd. 4.50%, 01/24/2022(a) (b)		587	457,860
Synchrony Financial 4.50%, 07/23/2025		1,008	1,126,964

			7,429,047

Insurance – 1.0%
Alleghany Corp. 3.625%, 05/15/2030		777	871,242
Centene Corp. 2.625%, 08/01/2031		220	220,215
Centene Corp. 4.625%, 12/15/2029		132	144,764
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)		294	388,771
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		699	976,664
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		246	435,167
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		400	457,464
Voya Financial, Inc. 5.65%, 05/15/2053		180	190,291

			3,684,578

	Principal Amount (000)		U.S. $ Value

Other Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026	U.S.$	271	$299,227

REITs – 0.1%
Vornado Realty LP 3.40%, 06/01/2031		364	382,964

			36,807,546

Utility – 0.3%
Electric – 0.3%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		274	283,727
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(a)		679	543,964
Engie Energia Chile SA 3.40%, 01/28/2030(a)		349	358,554

			1,186,245

Total Corporates - Investment Grade (cost $79,116,771)			83,642,367

COMMERCIAL MORTGAGE-BACKED SECURITIES – 15.5%
Non-Agency Fixed Rate CMBS – 11.7%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)		960	884,447
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		860	942,693
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		735	796,000
Series 2016-C4, Class AM 3.691%, 05/10/2058		375	406,325
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(a)		1,305	1,349,210
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B 3.732%, 04/10/2046		500	519,640
Series 2013-GC17, Class D 5.109%, 11/10/2046(a)		565	522,005
Series 2015-GC27, Class A5 3.137%, 02/10/2048		1,223	1,307,754
Series 2015-GC35, Class A4 3.818%, 11/10/2048		340	376,656
Series 2016-GC36, Class A5 3.616%, 02/10/2049		425	468,359
Series 2018-B2, Class A4 4.009%, 03/10/2051		1,050	1,203,708
COMM Mortgage Trust Series 2013-LC6, Class B 3.739%, 01/10/2046		1,580	1,633,006

	Principal Amount (000)		U.S. $ Value

Commercial Mortgage Trust Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)	U.S.$	132	$132,954
Series 2014-LC17, Class B 4.49%, 10/10/2047		800	874,662
Series 2014-UBS6, Class AM 4.048%, 12/10/2047		375	404,970
Series 2015-CR24, Class A5 3.696%, 08/10/2048		430	472,200
Series 2015-CR25, Class A4 3.759%, 08/10/2048		1,045	1,152,879
Series 2015-DC1, Class A5 3.35%, 02/10/2048		765	825,680
Series 2015-PC1, Class A5 3.902%, 07/10/2050		685	752,976
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 06/15/2057		332	359,940
Series 2015-C3, Class A4 3.718%, 08/15/2048		573	627,622
Series 2015-C4, Class A4 3.808%, 11/15/2048		1,450	1,600,003
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.184%, 08/10/2044(a)		252	128,344
Series 2012-GC6, Class B 5.76%, 01/10/2045(a)		600	608,668
Series 2012-GCJ9, Class AS 3.124%, 11/10/2045		762	781,091
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		766	766,818
Series 2014-GC22, Class A5 3.862%, 06/10/2047		658	709,752
Series 2018-GS9, Class A4 3.992%, 03/10/2051		1,125	1,288,631
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(d) (e)		86	85,553
Series 2021-1, Class A2 2.435%, 08/15/2026(d) (e)		168	171,998
Series 2021-1, Class AS 2.638%, 08/15/2026(d) (e)		25	25,545
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class A5 3.775%, 08/15/2047		735	794,102
Series 2014-C24, Class C 4.197%, 11/15/2047		890	873,809
Series 2015-C30, Class A5 3.822%, 07/15/2048		425	466,181
Series 2015-C31, Class A3 3.801%, 08/15/2048		1,009	1,103,934
Series 2015-C33, Class A4 3.77%, 12/15/2048		1,050	1,161,764
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class XA 1.044%, 09/15/2050(f)		4,655	214,937

	Principal Amount (000)		U.S. $ Value

JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.435%, 08/15/2046(a)	U.S.$	127	$113,433
Series 2012-C6, Class D 5.141%, 05/15/2045		690	658,234
Series 2012-C6, Class E 5.141%, 05/15/2045(a)		389	279,082
Series 2012-C8, Class AS 3.424%, 10/15/2045(a)		850	869,894
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		130	69,460
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		533	541,053
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class A5 3.892%, 06/15/2047		730	787,312
Morgan Stanley Capital I Trust Series 2016-UB12, Class A4 3.596%, 12/15/2049		660	729,561
UBS Commercial Mortgage Trust Series 2018-C8, Class A4 3.983%, 02/15/2051		720	821,949
Series 2018-C9, Class A4 4.117%, 03/15/2051		1,300	1,489,513
Series 2018-C10, Class A4 4.313%, 05/15/2051		750	867,544
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		1,098	1,123,280
Wells Fargo Commercial Mortgage Trust Series 2015-C27, Class A5 3.451%, 02/15/2048		1,040	1,126,280
Series 2015-SG1, Class A4 3.789%, 09/15/2048		723	784,736
Series 2015-SG1, Class C 4.462%, 09/15/2048		212	198,669
Series 2016-C35, Class XA 1.894%, 07/15/2048(f)		3,495	265,589
Series 2016-LC24, Class XA 1.648%, 10/15/2049(f)		8,273	552,054
Series 2016-LC25, Class C 4.415%, 12/15/2059		545	587,098
Series 2016-NXS6, Class C 4.316%, 11/15/2049		600	650,779
Series 2018-C43, Class A4 4.012%, 03/15/2051		900	1,031,477
Series 2018-C48, Class A5 4.302%, 01/15/2052		89	104,824
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class B 3.714%, 03/15/2045		480	492,384
Series 2013-C11, Class XA 1.137%, 03/15/2045(a) (f)		6,079	78,944

	Principal Amount (000)		U.S. $ Value

Series 2014-C24, Class AS 3.931%, 11/15/2047	U.S.$	945	$1,010,638

			42,028,603

Non-Agency Floating Rate CMBS – 3.8%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.093% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (c)		526	526,180
Atrium Hotel Portfolio Trust Series 2018-ATRM, Class A 1.043% (LIBOR 1 Month + 0.95%), 06/15/2035(a) (c)		750	749,987
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.094% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (c)		1,330	1,301,855
BBCMS Mortgage Trust Series 2020-BID, Class A 2.233% (LIBOR 1 Month + 2.14%), 10/15/2037(a) (c)		692	696,775
BCP Trust Series 2021-330N, Class A 0.892% (LIBOR 1 Month + 0.80%), 06/15/2038(a) (c)		135	135,111
BFLD Trust Series 2021-FPM, Class A 1.694% (LIBOR 1 Month + 1.60%), 06/15/2038(a) (c)		1,060	1,060,956
BHMS Series 2018-ATLS, Class A 1.343% (LIBOR 1 Month + 1.25%), 07/15/2035(a) (c)		547	547,421
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A 0.913% (LIBOR 1 Month + 0.82%), 06/15/2035(a) (c)		700	700,098
BX Trust Series 2018-EXCL, Class A 1.181% (LIBOR 1 Month + 1.09%), 09/15/2037(a) (c)		712	704,442
CLNY Trust Series 2019-IKPR, Class D 2.118% (LIBOR 1 Month + 2.03%), 11/15/2038(a) (c)		540	539,832
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.119% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (c)		541	540,439
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 2.05% (SOFR + 2.00%), 01/25/2051(a) (c)		140	140,980

	Principal Amount (000)		U.S. $ Value

Great Wolf Trust Series 2019-WOLF, Class A 1.127% (LIBOR 1 Month + 1.03%), 12/15/2036(a) (c)	U.S.$	1,019	$1,019,312
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.293% (LIBOR 1 Month + 1.20%), 06/15/2038(a) (c)		725	725,692
Series 2019-SMP, Class A 1.243% (LIBOR 1 Month + 1.15%), 08/15/2032(a) (c)		700	700,652
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(e)		710	745,232
Invitation Homes Trust Series 2018-SFR2, Class C 1.373% (LIBOR 1 Month + 1.28%), 06/17/2037(a) (c)		206	206,368
Series 2018-SFR3, Class C 1.389% (LIBOR 1 Month + 1.30%), 07/17/2037(a) (c)		390	390,000
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.043% (LIBOR 1 Month + 1.95%), 11/15/2026(c) (e)		154	141,228
Series 2019-BPR, Class C 3.143% (LIBOR 1 Month + 3.05%), 05/15/2036(a) (c)		520	449,683
Natixis Commercial Mortgage Securities Trust Series 2018-850T, Class A 0.877% (LIBOR 1 Month + 0.78%), 07/15/2033(a) (c)		540	537,628
Series 2019-MILE, Class A 1.593% (LIBOR 1 Month + 1.50%), 07/15/2036(a) (c)		379	378,773
Starwood Retail Property Trust Series 2014-STAR, Class A 1.563% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (c)		1,045	689,816

			13,628,460

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-39, Class IO Zero Coupon, 07/16/2046(f)		713	7

Total Commercial Mortgage-Backed Securities (cost $54,422,378)			55,657,070

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 14.8%
Risk Share Floating Rate – 12.7%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 1.939% (LIBOR 1 Month + 1.85%), 10/25/2028(a) (c)	U.S.$	445	$445,930
Series 2018-3A, Class M2 2.839% (LIBOR 1 Month + 2.75%), 10/25/2028(a) (c)		325	327,417
Series 2019-1A, Class M1B 1.839% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (c)		1,000	1,000,000
Series 2019-2A, Class M1C 2.089% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (c)		487	489,952
Series 2019-2A, Class M2 3.189% (LIBOR 1 Month + 3.10%), 04/25/2029(a) (c)		325	329,317
Series 2019-3A, Class M1B 1.689% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (c)		359	360,133
Series 2019-3A, Class M1C 2.039% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (c)		263	263,000
Series 2019-4A, Class M1B 2.089% (LIBOR 1 Month + 2.00%), 10/25/2029(a) (c)		885	885,554
Series 2019-4A, Class M1C 2.589% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (c)		750	750,000
Series 2019-4A, Class M2 2.939% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (c)		540	541,845
Series 2020-2A, Class M1B 3.289% (LIBOR 1 Month + 3.20%), 08/26/2030(a) (c)		335	339,032
Series 2020-4A, Class M2A 2.689% (LIBOR 1 Month + 2.60%), 06/25/2030(a) (c)		189	189,880
Series 2021-1A, Class M1C 3.00% (SOFR + 2.95%), 03/25/2031(a) (c)		398	415,904
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 2.489% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (c)		113	113,540
Series 2019-HRP1, Class M2 2.239% (LIBOR 1 Month + 2.15%), 11/25/2039(a) (c)		590	588,585
Series 2019-R01, Class 2M2 2.539% (LIBOR 1 Month + 2.45%), 07/25/2031(a) (c)		340	341,996
Series 2019-R02, Class 1M2 2.389% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (c)		95	95,601
Series 2019-R06, Class 2M2 2.189% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (c)		321	321,936

	Principal Amount (000)		U.S. $ Value

Series 2020-R01, Class 1B1 3.339% (LIBOR 1 Month + 3.25%), 01/25/2040(a) (c)	U.S.$	500	$500,000
Series 2020-SBT1, Class 1M2 3.739% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (c)		1,000	1,032,026
Series 2020-SBT1, Class 2M2 3.739% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (c)		300	310,426
Eagle Re Ltd. Series 2018-1, Class M2 3.089% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (c)		325	327,021
Series 2019-1, Class M2 3.389% (LIBOR 1 Month + 3.30%), 04/25/2029(a) (c)		325	329,315
Series 2020-1, Class M1A 0.989% (LIBOR 1 Month + 0.90%), 01/25/2030(a) (c)		950	947,768
Series 2020-2, Class M1B 4.089% (LIBOR 1 Month + 4.00%), 10/25/2030(a) (c)		1,579	1,584,943
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 4.889% (LIBOR 1 Month + 4.80%), 05/25/2028(c)		383	396,554
Series 2016-DNA4, Class M3 3.889% (LIBOR 1 Month + 3.80%), 03/25/2029(c)		934	966,540
Series 2016-HQA3, Class M3 3.939% (LIBOR 1 Month + 3.85%), 03/25/2029(c)		1,162	1,203,654
Series 2017-DNA2, Class B1 5.239% (LIBOR 1 Month + 5.15%), 10/25/2029(c)		750	808,774
Series 2017-DNA3, Class M2 2.589% (LIBOR 1 Month + 2.50%), 03/25/2030(c)		250	255,371
Series 2017-HQA1, Class M2 3.639% (LIBOR 1 Month + 3.55%), 08/25/2029(c)		834	861,205
Series 2017-HQA2, Class B1 4.839% (LIBOR 1 Month + 4.75%), 12/25/2029(c)		800	855,055
Series 2017-HQA2, Class M2 2.739% (LIBOR 1 Month + 2.65%), 12/25/2029(c)		227	230,629
Series 2017-HQA2, Class M2B 2.739% (LIBOR 1 Month + 2.65%), 12/25/2029(c)		560	572,494
Series 2017-HQA3, Class B1 4.539% (LIBOR 1 Month + 4.45%), 04/25/2030(c)		750	787,210

	Principal Amount (000)		U.S. $ Value

Series 2017-HQA3, Class M2 2.439% (LIBOR 1 Month + 2.35%), 04/25/2030(c)	U.S.$	565	$578,675
Series 2018-HQA2, Class B1 4.339% (LIBOR 1 Month + 4.25%), 10/25/2048(a) (c)		1,250	1,304,270
Series 2019-DNA1, Class B2 10.839% (LIBOR 1 Month + 10.75%), 01/25/2049(c) (e)		750	869,298
Series 2019-DNA1, Class M2 2.739% (LIBOR 1 Month + 2.65%), 01/25/2049(a) (c)		931	943,572
Series 2019-DNA3, Class B1 3.339% (LIBOR 1 Month + 3.25%), 07/25/2049(a) (c)		600	606,011
Series 2019-FTR2, Class B1 3.089% (LIBOR 1 Month + 3.00%), 11/25/2048(a) (c)		750	732,191
Series 2019-FTR2, Class M2 2.239% (LIBOR 1 Month + 2.15%), 11/25/2048(a) (c)		895	893,892
Series 2019-FTR3, Class B2 4.892% (LIBOR 1 Month + 4.80%), 09/25/2047(c) (e)		700	696,509
Series 2019-HQA2, Class B1 4.189% (LIBOR 1 Month + 4.10%), 04/25/2049(a) (c)		750	771,781
Series 2019-HQA3, Class B1 3.089% (LIBOR 1 Month + 3.00%), 09/25/2049(a) (c)		500	504,712
Series 2019-HQA4, Class B1 3.039% (LIBOR 1 Month + 2.95%), 11/25/2049(a) (c)		750	752,731
Series 2020-DNA5, Class M2 2.85% (SOFR + 2.80%), 10/25/2050(a) (c)		620	627,400
Series 2021-DNA3, Class B1 3.55% (SOFR + 3.50%), 10/25/2033(a) (c)		651	674,888
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C01, Class 2M2 4.639% (LIBOR 1 Month + 4.55%), 02/25/2025(c)		6	5,928
Series 2015-C02, Class 1M2 4.089% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		184	187,396
Series 2015-C02, Class 2M2 4.089% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		37	37,354

	Principal Amount (000)		U.S. $ Value

Series 2015-C03, Class 1M2 5.089% (LIBOR 1 Month + 5.00%), 07/25/2025(c)	U.S.$	185	$189,545
Series 2015-C03, Class 2M2 5.089% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		69	69,661
Series 2015-C04, Class 1M2 5.789% (LIBOR 1 Month + 5.70%), 04/25/2028(c)		397	419,979
Series 2016-C02, Class 1B 12.339% (LIBOR 1 Month + 12.25%), 09/25/2028(c)		149	176,471
Series 2016-C03, Class 1B 11.839% (LIBOR 1 Month + 11.75%), 10/25/2028(c)		99	118,284
Series 2016-C05, Class 2M2 4.539% (LIBOR 1 Month + 4.45%), 01/25/2029(c)		586	614,014
Series 2016-C06, Class 1B 9.339% (LIBOR 1 Month + 9.25%), 04/25/2029(c)		377	413,948
Series 2016-C06, Class 1M2 4.339% (LIBOR 1 Month + 4.25%), 04/25/2029(c)		273	283,568
Series 2016-C07, Class 2B 9.589% (LIBOR 1 Month + 9.50%), 05/25/2029(c)		378	419,226
Series 2017-C01, Class 1B1 5.839% (LIBOR 1 Month + 5.75%), 07/25/2029(c)		750	827,159
Series 2017-C01, Class 1M2 3.639% (LIBOR 1 Month + 3.55%), 07/25/2029(c)		317	328,580
Series 2017-C02, Class 2B1 5.589% (LIBOR 1 Month + 5.50%), 09/25/2029(c)		750	812,206
Series 2017-C02, Class 2M2C 3.739% (LIBOR 1 Month + 3.65%), 09/25/2029(c)		618	641,869
Series 2017-C03, Class 1M2 3.089% (LIBOR 1 Month + 3.00%), 10/25/2029(c)		653	670,804
Series 2017-C04, Class 2M2 2.939% (LIBOR 1 Month + 2.85%), 11/25/2029(c)		271	277,495
Series 2017-C06, Class 2B1 4.539% (LIBOR 1 Month + 4.45%), 02/25/2030(c)		750	783,378
Series 2017-C07, Class 1B1 4.089% (LIBOR 1 Month + 4.00%), 05/25/2030(c)		305	317,603
Series 2017-C07, Class 2B1 4.539% (LIBOR 1 Month + 4.45%), 05/25/2030(c)		750	780,249

	Principal Amount (000)		U.S. $ Value

Home Re Ltd. Series 2020-1, Class M1B 3.339% (LIBOR 1 Month + 3.25%), 10/25/2030(a) (c)	U.S.$	510	$517,489
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.339% (LIBOR 1 Month + 4.25%), 11/25/2024(c) (e)		32	31,183
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 2.989% (LIBOR 1 Month + 2.90%), 11/26/2029(a) (c)		900	900,000
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.087% (LIBOR 1 Month + 2.00%), 03/27/2024(a) (c)		243	242,146
Series 2019-2R, Class A 2.837% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (c)		440	435,460
Series 2019-3R, Class A 2.787% (LIBOR 1 Month + 2.70%), 10/27/2022(a) (c)		207	207,479
Series 2020-1R, Class A 2.437% (LIBOR 1 Month + 2.35%), 02/27/2023(c) (e)		334	333,976
Radnor Re Ltd. Series 2019-1, Class M1B 2.039% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (c)		635	635,724
Series 2019-2, Class M1B 1.839% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (c)		351	353,387
Series 2020-1, Class M1A 1.039% (LIBOR 1 Month + 0.95%), 01/25/2030(a) (c)		900	899,461
Series 2020-1, Class M2A 2.089% (LIBOR 1 Month + 2.00%), 01/25/2030(a) (c)		850	850,000
Series 2020-2, Class M1C 4.689% (LIBOR 1 Month + 4.60%), 10/25/2030(a) (c)		376	381,608
Triangle Re Ltd. Series 2020-1, Class M1B 3.989% (LIBOR 1 Month + 3.90%), 10/25/2030(a) (c)		1,075	1,079,678
Series 2021-1, Class M1B 3.089% (LIBOR 1 Month + 3.00%), 08/25/2033(a) (c)		401	403,855
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.339% (LIBOR 1 Month + 5.25%), 11/25/2025(c) (e)		184	179,447
Series 2015-WF1, Class 2M2 5.589% (LIBOR 1 Month + 5.50%), 11/25/2025(c) (e)		46	45,385

			45,595,532

	Principal Amount (000)		U.S. $ Value

Agency Floating Rate – 0.8%
Federal Home Loan Mortgage Corp. REMICs Series 4719, Class JS 6.057% (6.15% – LIBOR 1 Month), 09/15/2047(c) (g)	U.S.$	967	$185,734
Series 4981, Class HS 6.011% (6.10% – LIBOR 1 Month), 06/25/2050(c) (g)		3,091	570,123
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.451% (6.54% – LIBOR 1 Month), 12/25/2041(c) (g)		600	129,275
Series 2015-90, Class SL 6.061% (6.15% – LIBOR 1 Month), 12/25/2045(c) (g)		1,209	253,915
Series 2016-77, Class DS 5.911% (6.00% – LIBOR 1 Month), 10/25/2046(c) (g)		971	193,788
Series 2017-26, Class TS 5.861% (5.95% – LIBOR 1 Month), 04/25/2047(c) (g)		1,192	272,706
Series 2017-62, Class AS 6.061% (6.15% – LIBOR 1 Month), 08/25/2047(c) (g)		1,119	234,721
Series 2017-81, Class SA 6.111% (6.20% – LIBOR 1 Month), 10/25/2047(c) (g)		1,253	301,838
Series 2017-97, Class LS 6.111% (6.20% – LIBOR 1 Month), 12/25/2047(c) (g)		1,183	305,429
Government National Mortgage Association Series 2017-65, Class ST 6.066% (6.15% – LIBOR 1 Month), 04/20/2047(c) (g)		1,134	253,092

			2,700,621

Non-Agency Fixed Rate – 0.6%
Alternative Loan Trust Series 2006-24CB, Class A16 5.75%, 08/25/2036		218	169,253
Series 2006-28CB, Class A14 6.25%, 10/25/2036		161	120,304
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		101	92,156
Bayview MSR Opportunity Master Fund Trust Series 2021-2 2.50%, 06/25/2051(a)		260	266,937

	Principal Amount (000)		U.S. $ Value

Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036	U.S.$	51	$33,389
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 07/25/2036		183	122,956
JPMorgan Alternative Loan Trust Series 2006-A3, Class 2A1 3.186%, 07/25/2036		447	384,106
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2002-3, Class B3 6.50%, 03/25/2032		452	223,098
United Wholasale Mortgage LLC Series 2021-INV1 2.50%, 08/25/2051(a)		699	715,615

			2,127,814

Agency Fixed Rate – 0.5%
Federal Home Loan Mortgage Corp. REMICs Series 5015, Class BI 4.00%, 09/25/2050(f)		1,807	311,817
Series 5049, Class CI 3.50%, 12/25/2050(f)		1,977	270,349
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.632%, 05/28/2035		65	62,945
Federal National Mortgage Association REMICs Series 2016-31, Class IO 5.00%, 06/25/2046(f)		3,568	564,983
Series 2020-89, Class KI 4.00%, 12/25/2050(f)		3,882	611,417

			1,821,511

Non-Agency Floating Rate – 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.469% (LIBOR 1 Month + 0.38%), 12/25/2036(c)		493	231,938
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.589% (LIBOR 1 Month + 0.50%), 03/25/2035(c)		114	104,478
Impac Secured Assets Corp. Series 2005-2, Class A2D 0.949% (LIBOR 1 Month + 0.86%), 03/25/2036(c)		197	177,334
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 2.189% (LIBOR 1 Month + 2.10%), 04/25/2047(a) (c)		124	126,036

	Principal Amount (000)		U.S. $ Value

Residential Accredit Loans, Inc. Trust Series 2007-QS4, Class 2A4 0.429% (LIBOR 1 Month + 0.34%), 03/25/2037(c)	U.S.$	538	$97,395

			737,181

Total Collateralized Mortgage Obligations (cost $54,141,369)			52,982,659

GOVERNMENTS - TREASURIES – 12.8%
Malaysia – 0.3%
Malaysia Government Bond Series 117 3.882%, 03/10/2022	MYR	3,708	889,720

United States – 12.5%
U.S. Treasury Bonds 1.875%, 02/15/2051	U.S.$	9,474	9,400,381
3.00%, 05/15/2045		80	97,375
3.125%, 08/15/2044(h)		3,034	3,753,648
U.S. Treasury Notes 0.125%, 08/31/2022(h)		15,832	15,837,247
0.875%, 11/15/2030		815	791,223
1.125%, 02/15/2031		6,715	6,651,948
1.625%, 05/15/2026		7,029	7,343,422
2.00%, 11/15/2026		965	1,027,787

			44,903,031

Total Governments - Treasuries (cost $44,018,052)			45,792,751

MORTGAGE PASS-THROUGHS – 9.7%
Agency Fixed Rate 30-Year – 8.9%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049-11/01/2049		685	738,872
Series 2020 3.50%, 01/01/2050		971	1,058,308
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		105	121,531
Series 2007 5.50%, 07/01/2035		17	19,934
Series 2016 4.00%, 02/01/2046		696	765,174
Series 2017 4.00%, 07/01/2044		502	549,626
Series 2018 4.50%, 03/01/2048-11/01/2048		1,447	1,584,121
5.00%, 11/01/2048		304	336,760
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033-07/01/2033		106	120,839
Series 2004 5.50%, 04/01/2034-01/01/2035		360	414,484
Series 2005 5.50%, 02/01/2035		44	50,004

	Principal Amount (000)		U.S. $ Value

Series 2007 5.50%, 08/01/2037	U.S.$	208	$238,578
Series 2010 4.00%, 12/01/2040		310	340,476
Series 2012 3.50%, 02/01/2042-01/01/2043		2,509	2,742,605
Series 2013 3.50%, 04/01/2043		1,223	1,336,650
4.00%, 10/01/2043		744	813,387
Series 2016 3.50%, 01/01/2047		593	634,603
Series 2018 4.50%, 09/01/2048		1,443	1,580,202
Series 2019 3.50%, 08/01/2049-11/01/2049		2,017	2,172,467
Series 2020 3.50%, 01/01/2050		902	977,389
Government National Mortgage Association Series 2016 3.00%, 04/20/2046-05/20/2046		403	425,670
Uniform Mortgage-Backed Security Series 2021 2.00%, 08/01/2051, TBA		3,645	3,715,337
2.50%, 08/01/2051, TBA		10,565	10,999,156

			31,736,173

Agency Fixed Rate 15-Year – 0.8%
Federal National Mortgage Association Series 2016 2.50%, 08/01/2031-01/01/2032		1,931	2,029,785
Series 2017 2.50%, 02/01/2032		751	789,136

			2,818,921

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 2.375% (LIBOR 12 Month + 2.00%), 01/01/2037(c)		17	18,441

Other Agency Fixed Rate Programs – 0.0%
Federal Home Loan Mortgage Corp. Series 2012 2.50%, 05/01/2022		10	10,834

Total Mortgage Pass-Throughs (cost $33,617,302)			34,584,369

CORPORATES - NON-INVESTMENT GRADE – 4.7%
Industrial – 3.7%
Basic – 0.5%
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)		557	547,988
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	313	374,667

	Principal Amount (000)		U.S. $ Value

Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	453	$453,050
Sealed Air Corp. 4.00%, 12/01/2027(a)		379	405,003

			1,780,708

Capital Goods – 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)		485	485,665
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		558	559,858
TransDigm, Inc. 6.25%, 03/15/2026(a)		362	380,060

			1,425,583

Communications - Media – 0.7%
Cable One, Inc. 4.00%, 11/15/2030(a)		326	329,019
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030-06/01/2033(a)		619	645,218
CSC Holdings LLC 6.75%, 11/15/2021		120	121,813
Netflix, Inc. 5.875%, 11/15/2028		766	951,755
Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)		504	519,639

			2,567,444

Communications - Telecommunications – 0.4%
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)		545	534,852
T-Mobile USA, Inc.
2.625%, 04/15/2026-02/15/2029		281	285,082
2.875%, 02/15/2031		353	354,857
3.375%, 04/15/2029		66	68,740

			1,243,531

Consumer Cyclical - Automotive – 0.2%
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		554	553,806
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	130	159,433

			713,239

Consumer Cyclical - Entertainment – 0.8%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	540	538,720
11.50%, 04/01/2023(a)		401	452,015
Mattel, Inc. 3.375%, 04/01/2026(a)		311	323,422
3.75%, 04/01/2029(a)		310	326,718

	Principal Amount (000)		U.S. $ Value

Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(a)	U.S.$	364	$413,435
11.50%, 06/01/2025(a)		655	749,785

			2,804,095

Consumer Cyclical - Restaurants – 0.2%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		685	681,925

Consumer Cyclical - Retailers – 0.1%
Levi Strauss & Co. 3.50%, 03/01/2031(a)		382	392,291

Consumer Non-Cyclical – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		373	376,666
Jazz Securities DAC 4.375%, 01/15/2029(a)		252	263,015
Newell Brands, Inc. 4.70%, 04/01/2026		261	290,780
4.875%, 06/01/2025		65	72,107
Spectrum Brands, Inc. 5.75%, 07/15/2025		31	31,834

			1,034,402

Energy – 0.1%
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		225	217,843
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		147	150,307
4.125%, 08/15/2031(a)		149	154,215

			522,365

			13,165,583

Financial Institutions – 0.9%
Banking – 0.7%
Credit Suisse Group AG 7.50%, 07/17/2023(a) (b)		1,020	1,103,283
Discover Financial Services Series D 6.125%, 06/23/2025(b)		1,087	1,222,984
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		288	312,270

			2,638,537

Finance – 0.2%
SLM Corp. 4.20%, 10/29/2025		587	634,165

			3,272,702

	Principal Amount (000)		U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)	U.S.$	536	$549,823

Total Corporates - Non-Investment Grade (cost $16,335,601)			16,988,108

ASSET-BACKED SECURITIES – 4.5%
Autos - Fixed Rate – 2.1%
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A 3.70%, 09/20/2024(a)		920	976,334
Series 2018-2A, Class A 4.00%, 03/20/2025(a)		755	815,428
CPS Auto Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		470	470,185
Exeter Automobile Receivables Trust Series 2017-1A, Class D 6.20%, 11/15/2023(a)		462	466,842
Series 2017-3A, Class C 3.68%, 07/17/2023(a)		232	235,404
First Investors Auto Owner Trust Series 2018-1A, Class E 5.35%, 07/15/2024(a)		1,000	1,034,668
Series 2020-1A, Class A 1.49%, 01/15/2025(a)		159	159,300
Flagship Credit Auto Trust Series 2016-4, Class E 6.44%, 01/16/2024(a)		565	568,702
Series 2019-3, Class E 3.84%, 12/15/2026(a)		960	1,001,095
Series 2020-1, Class E 3.52%, 06/15/2027(a)		1,000	1,031,358
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		542	547,771

			7,307,087

Other ABS - Fixed Rate – 1.6%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		745	764,790
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025(a)		467	469,940
Series 2021-Z1, Class A 1.07%, 08/15/2025(a)		350	350,694
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)		415	432,924

	Principal Amount (000)		U.S. $ Value

GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)	U.S.$	303	$302,953
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		331	377,317
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		995	1,068,033
Marlette Funding Trust Series 2019-3A, Class A 2.69%, 09/17/2029(a)		42	42,451
Series 2020-1A, Class A 2.24%, 03/15/2030(a)		95	94,846
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(a)		303	313,908
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		220	222,763
SoFi Consumer Loan Program LLC Series 2017-4, Class B 3.59%, 05/26/2026(a)		523	526,162
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(a)		252	253,646
Series 2021-3, Class B 1.66%, 07/20/2031(a)		480	479,981

			5,700,408

Credit Cards - Fixed Rate – 0.8%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(a)		397	400,257
World Financial Network Credit Card Master Trust Series 2018-B, Class A 3.46%, 07/15/2025		330	331,338
Series 2018-B, Class M 3.81%, 07/15/2025		825	828,343
Series 2019-A, Class M 3.61%, 12/15/2025		780	791,040
Series 2019-B, Class M 3.04%, 04/15/2026		600	611,928

			2,962,906

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 1.214% (LIBOR 1 Month + 1.13%), 12/25/2032(c)		14	14,018

Total Asset-Backed Securities (cost $15,608,980)			15,984,419

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 2.9%
CLO - Floating Rate – 2.9%
AGL CLO 12 Ltd. Series 2021-12A, Class D 2.98% (LIBOR 3 Month + 2.85%), 07/20/2034(a) (c)	U.S.$	500	$497,516
Balboa Bay Loan Funding Series 2021-1A, Class D 3.197% (LIBOR 1 Month + 3.05%), 07/20/2034(a) (c)		709	708,766
Ballyrock CLO 16 Ltd. Series 2021-16A, Class C 3.035% (LIBOR 3 Month + 2.90%), 07/20/2034(a) (c)		400	399,646
Elevation CLO Ltd. Series 2020-11A, Class D1 3.976% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (c)		1,000	998,592
Elmwood CLO Ltd. Series 2021-2A, Class D 3.089% (LIBOR 3 Month + 2.95%), 07/20/2034(a) (c)		700	699,419
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 3.051% (LIBOR 1 Month + 2.90%), 07/19/2034(a) (c)		700	690,789
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class AR 1.204% (LIBOR 3 Month + 1.07%), 04/20/2034(a) (c)		581	581,689
Magnetite CLO Ltd. Series 2020-26A, Class A1R 1.249% (LIBOR 3 Month + 1.12%), 07/25/2034(a) (c)		998	998,076
Magnetite XXVI Ltd. Series 2020-26A, Class A 1.876% (LIBOR 3 Month + 1.75%), 07/15/2030(a) (c)		808	807,739
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class D 2.941% (LIBOR 3 Month + 2.80%), 07/16/2035(a) (c)		698	689,154
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class D 3.23% (LIBOR 3 Month + 3.10%), 07/17/2035(a) (c)		350	350,140
OCP CLO Ltd. Series 2020-18A, Class AR 1.224% (LIBOR 3 Month + 1.09%), 07/20/2032(a) (c)		761	762,054

	Principal Amount (000)		U.S. $ Value

Pikes Peak CLO 8 Series 2021-8A, Class A 1.322% (LIBOR 3 Month + 1.17%), 07/20/2034(a) (c)	U.S.$	675	$675,527
Rockford Tower Series 2021-2A, Class A1 1.31% (LIBOR 3 Month + 1.16%), 07/20/2034(a) (c)		504	503,917
Rockford Tower CLO Ltd. Series 2021-1A, Class D 3.083% (LIBOR 3 Month + 3.00%), 07/20/2034(a) (c)		711	701,588
Voya CLO Ltd. Series 2019-1A, Class DR 2.976% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (c)		210	209,998

Total Collateralized Loan Obligations (cost $10,304,933)			10,274,610

INFLATION-LINKED SECURITIES – 2.8%
Canada – 0.5%
Canadian Government Real Return Bond 1.50%, 12/01/2044	CAD	1,834	1,950,869

United States – 2.3%
U.S. Treasury Inflation Index 0.125%, 01/15/2031 (TIPS)	U.S.$	745	840,538
0.375%, 01/15/2027 (TIPS)		6,431	7,256,270

			8,096,808

Total Inflation-Linked Securities (cost $9,918,199)			10,047,677

EMERGING MARKETS - CORPORATE BONDS – 1.1%
Industrial – 1.1%
Basic – 0.2%
CSN Resources SA 4.625%, 06/10/2031(a)		261	269,809
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		377	396,981
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		160	153,500

			820,290

Capital Goods – 0.4%
Cemex SAB de CV 3.875%, 07/11/2031(a)		572	588,044
Embraer Netherlands Finance BV 5.40%, 02/01/2027		540	569,835
6.95%, 01/17/2028(a)		219	247,032
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		477	4,533

			1,409,444

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)	U.S.$	417	$430,631

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		330	338,250

Consumer Non-Cyclical – 0.2%
BRF GmbH 4.35%, 09/29/2026(a)		349	366,952
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		283	289,863
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(e) (i) (j)		660	6,616

			663,431

Services – 0.1%
MercadoLibre, Inc. 2.375%, 01/14/2026		200	199,562

			3,861,608

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(e)		60	61,763

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(a) (k)		183	18,629
7.125%, 12/26/2046(a) (k)		223	22,102

			40,731

Total Emerging Markets - Corporate Bonds (cost $4,639,683)			3,964,102

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.8%
United States – 0.8%
State of California Series 2010 7.625%, 03/01/2040		970	1,661,458
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035		431	445,676
University of California Series 2021B 3.071%, 05/15/2051		730	747,719

Total Local Governments - US Municipal Bonds (cost $2,522,243)			2,854,853

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.6%
Quasi-Sovereign Bonds – 0.6%
Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(a)	U.S.$	407	$446,555

Mexico – 0.3%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)		653	648,021
Petroleos Mexicanos 6.75%, 09/21/2047		392	347,489
6.84%, 01/23/2030		52	54,051

			1,049,561

Peru – 0.2%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(a)		808	783,760

Total Quasi-Sovereigns (cost $2,265,211)			2,279,876

EMERGING MARKETS - SOVEREIGNS – 0.6%
Dominican Republic – 0.2%
Dominican Republic International Bond 4.875%, 09/23/2032(a)		763	791,612

Egypt – 0.2%
Egypt Government International Bond 5.875%, 02/16/2031(a)		765	735,356

Oman – 0.2%
Oman Government International Bond 4.875%, 02/01/2025(a)		380	396,696
6.25%, 01/25/2031(a)		245	264,371

			661,067

Total Emerging Markets - Sovereigns (cost $2,145,023)			2,188,035

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		375	366,867

Qatar – 0.1%
Qatar Government International Bond 3.40%, 04/16/2025(a)		252	273,940

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(a)		453	484,710

Total Governments - Sovereign Bonds (cost $1,077,492)			1,125,517

	Shares		U.S. $ Value

COMMON STOCKS – 0.3%
Financials – 0.3%
Insurance – 0.3%
Mt Logan Re Ltd. (Preference Shares)(d) (i) (l) (m) (cost $945,040)		944	$954,987

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 13.6%
U.S. Treasury Bills – 9.4%
U.S. Treasury Bill Zero Coupon, 08/03/2021-05/19/2022 (cost $33,736,616)	U.S.$	33,740	33,735,216

	Shares

Investment Companies – 4.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(n) (o) (p) (cost $14,865,240)		14,865,240	14,865,240

Total Short-Term Investments (cost $48,601,856)			48,600,456

Total Investments – 108.4% (cost $379,680,133)(q)			387,921,856
Other assets less liabilities – (8.4)%			(29,962,962)

Net Assets – 100.0%			$357,958,894

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	72	September 2021	$10,818,000	$110,026
U.S. T-Note 2 Yr (CBT) Futures	192	September 2021	42,366,000	4,545
U.S. T-Note 5 Yr (CBT) Futures	284	September 2021	35,342,469	193,879
U.S. Ultra Bond (CBT) Futures	141	September 2021	28,133,906	1,899,768
Sold Contracts
10 Yr Canadian Bond Futures	51	September 2021	6,050,425	(171,160)

				$2,037,058

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	9,260	USD	7,176	08/25/2021	$379,687
Bank of America, NA	CHF	6,497	USD	7,128	08/05/2021	(44,400)
Bank of America, NA	USD	3,475	RUB	259,477	09/30/2021	38,623
Deutsche Bank AG	EUR	1,237	USD	1,516	08/03/2021	48,077
Morgan Stanley Capital Services, Inc.	USD	7,271	CHF	6,619	08/05/2021	35,629
Morgan Stanley Capital Services, Inc.	MYR	4,032	USD	975	09/23/2021	24,934
Morgan Stanley Capital Services, Inc.	CAD	11,162	USD	8,956	09/24/2021	9,309
Societe Generale	SEK	28,600	USD	3,323	10/13/2021	(995)
State Street Bank & Trust Co.	CHF	122	USD	134	08/05/2021	(717)
State Street Bank & Trust Co.	AUD	156	USD	117	08/25/2021	2,367
State Street Bank & Trust Co.	AUD	406	USD	298	08/25/2021	(285)
State Street Bank & Trust Co.	EUR	642	USD	763	11/08/2021	(225)
UBS AG	USD	707	EUR	595	08/03/2021	(829)

						$491,175

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Call
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.60%	08/26/2021	USD	8,906	$118,005	$ (281,613)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00%	Quarterly	2.49%	USD	983	$95,380	$42,819	$52,561
CDX-NAHY Series 36, 5 Year Index, 06/20/2026*	5.00	Quarterly	2.93	USD	1,786	173,551	160,670	12,881

						$268,931	$203,489	$65,442

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,000	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	$(100,268)	$—	$(100,268)
SEK	121,200	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/ Annual	(131,161)	—	(131,161)
CAD	692	03/03/2051	2.297%	3 Month CDOR	Semi-Annual	(21,744)	27	(21,771)
CAD	2,100	03/04/2051	2.333%	3 Month CDOR	Semi-Annual	(80,396)	—	(80,396)

						$(333,569)	$27	$(333,596)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.16%	USD	58	$4,692	$11,558	$(6,866)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	58	4,692	11,567	(6,875)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	697	56,445	136,090	(79,645)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	692	55,867	139,792	(83,925)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	1,743	141,154	343,414	(202,260)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	3,486	282,017	699,782	(417,765)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	433	35,029	74,428	(39,399)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	368	29,710	73,574	(43,864)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	231	18,688	44,416	(25,728)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	462	37,376	93,457	(56,081)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	5	$(1,319)	$(776)	$(543)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	5	(1,319)	(620)	(699)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	11	(2,901)	(1,438)	(1,463)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	13	(3,431)	(1,510)	(1,921)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	14	(3,692)	(1,371)	(2,321)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	19	(5,012)	(2,321)	(2,691)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	23	(6,068)	(2,903)	(3,165)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	23	(6,068)	(2,810)	(3,258)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	25	(6,594)	(3,193)	(3,401)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	34	(8,967)	(4,879)	(4,088)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	32	(8,443)	(3,910)	(4,533)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	32	(8,442)	(3,528)	(4,914)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	45	(11,875)	(5,225)	(6,650)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	46	(12,136)	(5,071)	(7,065)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	155	$(40,878)	$(10,319)	$(30,559)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	291	(76,747)	(41,571)	(35,176)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,882	(496,297)	(74,088)	(422,209)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.00	USD	850	(74,677)	(16,011)	(58,666)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	4	(1,055)	(441)	(614)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	52	(13,715)	(5,870)	(7,845)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	46	(12,132)	(2,543)	(9,589)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	181	(47,735)	(19,928)	(27,807)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	322	(84,922)	(39,071)	(45,851)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	745	(196,481)	(50,278)	(146,203)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	20	(5,275)	(2,925)	(2,350)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	26	(6,857)	(2,244)	(4,613)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	52	(13,714)	(4,946)	(8,768)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	52	(13,714)	(4,570)	(9,144)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	90	(23,743)	(11,114)	(12,629)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	104	$(27,428)	$(10,811)	$(16,617)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	224	(59,077)	(35,255)	(23,822)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	313	(82,549)	(49,971)	(32,578)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	260	(68,570)	(34,073)	(34,497)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	219	(57,758)	(13,981)	(43,777)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	311	(82,021)	(25,878)	(56,143)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	356	(93,889)	(36,523)	(57,366)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	760	(200,437)	(58,261)	(142,176)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	30	(7,912)	(2,818)	(5,094)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	32	(8,440)	(3,007)	(5,433)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	61	(16,088)	(7,496)	(8,592)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	130	(34,285)	(15,487)	(18,798)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	131	(34,549)	(12,273)	(22,276)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	374	(98,636)	(44,166)	(54,470)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	800	(210,987)	(113,848)	(97,139)

						$(1,611,165)	$838,756	$(2,449,921)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
BNP Paribas SA iBoxx $ Liquid High Yield Index	3 Month LIBOR	Quarterly	USD 4,823	09/20/2021	$(35,670)
JPMorgan Chase Bank, NA iBoxx $ Liquid High Yield Index	3 Month LIBOR	Quarterly	USD 8,363	09/20/2021	(49,077)

					$(84,747)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2021, the aggregate market value of these securities amounted to $120,720,966 or 33.7% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2021.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.94% of net assets as of July 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2019-DNA1, Class B2 10.839%, 01/25/2049	02/11/2020	$1,030,974	$869,298	0.24%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2019-FTR3, Class B2 4.892%, 09/25/2047	01/07/2020	732,851	696,509	0.19%
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	85,263	85,553	0.02%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	172,798	171,998	0.05%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	25,697	25,545	0.01%
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	759,809	745,232	0.21%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.339%, 11/25/2024	11/06/2015	31,486	31,183	0.01%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.043%, 11/15/2026	11/16/2015	153,287	141,228	0.04%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.437%, 02/27/2023	02/11/2020	333,627	333,976	0.09%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	$60,000	$61,763	0.02%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/24/2014	365,927	6,616	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.339%, 11/25/2025	09/28/2015	187,225	179,447	0.05%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.589%, 11/25/2025	09/28/2015	46,361	45,385	0.01%

(f)	IO - Interest Only.
(g)	Inverse interest only security.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	Non-income producing security.
(j)	Defaulted matured security.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2021.
(l)	Fair valued by the Adviser.
(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/2014	$945,040	$954,987	0.27%

(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of July 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,993,176 and gross unrealized depreciation of investments was $(7,189,650), resulting in net unrealized appreciation of $7,803,526.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

MYR – Malaysian Ringgit

RUB – Russian Ruble

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Total Return Bond Portfolio

July 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$83,642,367	$—	$83,642,367
Commercial Mortgage-Backed Securities	—	55,373,974	283,096	55,657,070
Collateralized Mortgage Obligations	—	52,982,659	—	52,982,659
Governments - Treasuries	—	45,792,751	—	45,792,751
Mortgage Pass-Throughs	—	34,584,369	—	34,584,369
Corporates - Non-Investment Grade	—	16,988,108	—	16,988,108
Asset-Backed Securities	—	15,984,419	—	15,984,419
Collateralized Loan Obligations	—	10,274,610	—	10,274,610
Inflation-Linked Securities	—	10,047,677	—	10,047,677
Emerging Markets - Corporate Bonds	—	3,964,102	—	3,964,102
Local Governments - US Municipal Bonds	—	2,854,853	—	2,854,853
Quasi-Sovereigns	—	2,279,876	—	2,279,876
Emerging Markets - Sovereigns	—	2,188,035	—	2,188,035
Governments - Sovereign Bonds	—	1,125,517	—	1,125,517
Common Stocks	—	—	954,987	954,987
Short-Term Investments:
U.S. Treasury Bills	—	33,735,216	—	33,735,216
Investment Companies	14,865,240	—	—	14,865,240

Total Investments in Securities	14,865,240	371,818,533	1,238,083	387,921,856
Other Financial Instruments(a):
Assets:
Futures	2,208,218	—	—	2,208,218
Forward Currency Exchange Contracts	—	538,626	—	538,626
Centrally Cleared Credit Default Swaps	—	268,931	—	268,931
Credit Default Swaps	—	665,670	—	665,670
Liabilities:
Futures	(171,160)	—	—	(171,160)
Forward Currency Exchange Contracts	—	(47,451)	—	(47,451)
Interest Rate Swaptions	—	(281,613)	—	(281,613)
Centrally Cleared Interest Rate Swaps	—	(333,569)	—	(333,569)
Credit Default Swaps	—	(2,276,835)	—	(2,276,835)
Total Return Swaps	—	(84,747)	—	(84,747)

Total	$16,902,298	$370,267,545	$1,238,083	$388,407,926

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2021 is as follows:

Fund	Market Value 10/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,612	$162,408	$151,155	$14,865	$1